UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Altai Capital Management, L.P.
Address: 152 West 57th Street
         10th Floor
         New York, NY  10019

13F File Number:  028-14327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Toby E. Symonds
Title:     Managing Principal
Phone:     212-201-5763

Signature, Place, and Date of Signing:

 /s/ Toby E. Symonds     New York, NY / USA     May 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $349,481 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CAPITALSOURCE INC              COM              14055X102     7211  1024358 SH       SOLE                  1024358
DYNEGY INC DEL                 COM              26817G300    18698  3286140 SH       SOLE                  3286140
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140    29138   854481 SH       SOLE                   854481
GENON ENERGY INC               COM              37244E107    10592  2779983 SH       SOLE                  2779983
ISHARES TR                     RUSSELL 2000     464287655    58919   700000 SH  PUT  SOLE                   700000
KNOT INC                       COM              499184109    12910  1071370 SH       SOLE                  1071370
LEAP WIRELESS INTL INC         COM NEW          521863308    27769  1795000 SH       SOLE                  1795000
MCMORAN EXPLORATION CO         COM              582411104    22992  1298258 SH       SOLE                  1298258
MEMC ELECTR MATLS INC          COM              552715104    18583  1433888 SH       SOLE                  1433888
REALD INC                      COM              75604L105    18247   666907 SH       SOLE                   666907
SIX FLAGS ENTMT CORP NEW       COM              83001A102   124422  1728078 SH       SOLE                  1728078